Description of Organization and Business Operations - Liquidity and Capital Resources (Details) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 19, 2026	Feb. 18, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Description of Organization and Business Operations
Cash			$ 1,907,674		$ 337,655	$ 56,319
Short-term debt, related parties			1,442,500		1,442,500	19,973,000
Accumulated deficit			39,995,447		38,871,733	28,665,216
Loss from operations			1,100,898	$ 264,220	2,967,812	3,329,953
Net loss			$ 1,123,714	$ 327,526	$ 10,206,517	$ 3,546,309
Number of warrants to purchase shares issued (in shares)			1		1
Pre-funded warrants
Description of Organization and Business Operations
Pre-funded warrants (in shares)	1,262,000
Common stock purchase warrants
Description of Organization and Business Operations
Number of warrants to purchase shares issued (in shares)		1.5
Best efforts
Description of Organization and Business Operations
Number of shares issued (in shares)		8,270,000
Offering price (in dollar per share)		$ 0.29
Net proceeds		$ 3,440,000
Best efforts | Pre-funded warrants
Description of Organization and Business Operations
Pre-funded warrants (in shares)		5,543,000
Number of warrants to purchase shares issued (in shares)		5,543,000
Offering price of pre-funded warrants (in dollars per share)		$ 0.2899
Best efforts | Common stock purchase warrants
Description of Organization and Business Operations
Pre-funded warrants (in shares)		13,813,000
Number of warrants to purchase shares issued (in shares)		20,719,500